PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2018
Statement [Line Items]
Pre-production revenue	$ 15,200
Interest costs capitalised	13,400
Property, plant and equipment	1,543	$ 1,057
Classification of assets as held for sale [Member]
Statement [Line Items]
Property, plant and equipment	646,038
Classification of assets as held for sale [Member] | Accumulated impairment [Member]
Statement [Line Items]
Property, plant and equipment	$ 280,357